Note 13 - Income Taxes - Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Allowance for loan losses	$ 468,000	$ 413,000
Stock-based compensation	8,000	7,000
Interest on non-accrual loans	2,000	2,000
Deferred loan fees	177,000	182,000
Organization cost	1,000	1,000
Total deferred tax assets	656,000	605,000
Bank premises and equipment	(100,000)	(93,000)
Unrealized gain on investment securities available for sale	(5,000)
Intangible	(13,000)	(9,000)
Total deferred tax liabilities	(118,000)	(102,000)
Net Deferred Tax Asset	$ 538,000	$ 503,000